Financial instruments by categories	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by categories
Note 24. Financial instruments by categories
a)Classification of financial instruments
The classification of financial instruments measured at amortized cost is presented in the following table:

	2022			2021
	Measured at amortized cost			Measured at amortized cost
	Financial Assets	Receivables and other	Financial Liabilities	Financial Assets	Receivables and other	Financial Liabilities

Assets
Financial investments	338,020	—	—	52,149	—	—
Trade receivables, contract assets and other, net	—	43,675	—	—	36,525	—

Liabilities
Suppliers	—	—	74,621	—	—	53,951
Deferred consideration, contingent liabilities and others	—	—	63,915	—	—	31,115
Lease liabilities	—	—	2,433	—	—	3,344
Loans and borrowings	—	—	78,671	—	—	146,594

Total	338,020	43,675	219,640	52,149	36,525	235,004
Using the discounted cash flow method, the Company calculated a fair value of 67,853 for the loans for December 31, 2022 (December 31,2021 - R$126,092). The difference between the amount presented in the financial statements at amortize cost and the fair value calculated based on discounted cash flows is due to the increase in the Brazilian basic interest rate (SELIC) which rose from 10.75% in January 2021 to 13.75% by December 2022. The discount rate used was 0.90% per month for fixed-rate loans and 0.90% for floating-rate loans. The calculation of discount rates was determined from loan agreements obtained by the Company for December 2022 in order to represent a reflection of the market as of the balance sheet date.
The fair value of the Company’s other financial liabilities and financial assets is close to or equal to the amortized cost.
Derivative financial instruments
During 2022 and 2021, the Group entered into loans denominated in foreign currency and in order to protect against the risk of change in the foreign exchange rates entered into derivative financial instruments (swap) with Itau and Citibank (see note 14). Therefore, they are not speculative. There is no fair value of the derivatives financial instruments as of December 31, 2022.
The following amounts were recognized in profit or loss in relation to derivatives:

	2022	2021	2020

Gain on derivative financial instruments	4,228	1,308	—
Gain on derivative warrants liabilities	25,387	—	—
b)Financial risk management
Financial risk factors
The Group's activities expose it to various financial risks: market risk (including foreign exchange risk), credit risk and liquidity risk. The Group's global risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on financial performance.
Risk management is carried out by the financial board, according to the policies approved by the Board of Directors. The financial board identifies, evaluates and protects the Group against any financial risks. The board provides written principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, the use of derivative and non-derivative financial instruments, and investment of excess liquidity.
(i)Market risk
(a)Foreign exchange risk
The Group operates internationally and is exposed to foreign exchange currency risk arising from exposures to some currencies other than the functional currency.
The following table shows the balance in other currency translated into Brazilian reais:

	2022			2021
	COP	MXN	USD	USD	MXN	USD

Trade receivables and other, net	2,146	11,852	—	2,353	3,061	—
Trade and other payables	(550)	(10,123)	(44,067)	(492)	(4,288)	(7,635)
The aggregate net foreign exchange losses recognized in the consolidated statement of profit or loss were:

	2022	2021	2020
	BRL	BRL	BRL

Total net foreign exchange (losses) recognized in profit before income tax for the period	3,460	(3,981)	(1,095)
Sensitivity
As of December 31, 2022 and 2021, the sensitivity analysis was carried out on the balances exposed to the effects of foreign exchange variation, based on the expectation of currency variation as disclosed by the Brazilian Central Bank.
A change in exchange rate at the reporting date would have increased (decreased) the balance by the amounts shown below:

	2022			2021
	COP	MXN	USD	COP	MXN	USD

Increase in exchange rate in 10%	1,755	1,901	(48,473)	2,407	(1,350)	(8,398)
Decrease in exchange rate in 10%	1,436	1,556	(39,660)	1,675	(1,105)	(6,871)
(b)Interest rate risk
The interest risk arises from the possibility of the Group incurring losses due to fluctuations in interest rates in respect of fair value of future cash flows of a financial instrument.
The main exposure of the Group to interest rate risk is related to loans and financing payable subject to variable interest rate, principally the CDI (Interbank Deposit Certificates) rate of Brazil. Our investments are made for capital preservation purposes and the Group does not go into investments for trading or speculative purposes. The Group’s trade receivables, accounts payable and other liabilities do not bear interest.
The following table summarizes the Group´s financial instruments exposed to an interest rate risk:

Loan and Financing	Book value	Interest rate risk

Itaú Unibanco S.A. – Nassau Branch	12,061	12.28%
Banco BMG S.A.	3,130	CDI + 6.32%
Itaú Unibanco S.A.	433	12.15% per annum
Banco Santander S.A.	25,000	5.98% per annum
Itaú Unibanco S.A. – Nassau Branch	8,921	3.05% per annum
Banco Bradesco S.A.	29,126	14.77% per annum
Total	78,671
The Group performed a sensitivity analysis regarding the exposure to the interest rate to which the financial instruments are exposed on December 31, 2022 . As a premise, impacts of 10% upwards and downwards were adopted. As a result, interest expenses would be impacted as follows:

			Basic interest rate shock
Type	Rate risk	Amount	+ 10%	- 10%

Loans and financing(i)	CDI	3,130	2,907	(2,907)

(i)    This include two loans contracted fixed rate in Euro and USD and swapped to CDI in Reais.
Credit risk
Credit risk is managed corporately. Credit risk stems from cash and cash equivalents, deposits in banks and other financial institutions, as well as credit exposures to clients, including open accounts receivable and committed transactions. If customers are classified by independent agency, these classifications are used. If there is no independent rating, the credit analysis area evaluates the credit quality of the customer, taking into account their financial position, past experience and other factors. Individual risk limits are determined on the basis of internal or external classifications according to the limits determined by the Board of Directors. The use of credit limits is monitored regularly.
No credit limit was exceeded during the year, and management does not expect any loss arising from default stems from these counterparties higher than the amount already provisioned.
A default on a financial asset is when the counterparty fails to make contractual payments within 60 days of when they fall due.
Expected credit losses
The average credit period on contract with customers is 30 to 60 days. No interest surcharge is made on commercial accounts receivable.
The Group assessed the quantitative outcome of the provision matrix and added qualitative management overlays to arrive at Management’s best estimate for ECL to be recognized.
(ii)Liquidity risk
The cash flow forecast is carried out by the Finance Department. This department monitors the Group's ongoing forecasts of liquidity requirements to ensure that it has sufficient cash to meet operational needs. It also maintains sufficient free space on its committed credit lines available at any time so that the Group does not break the limits or clauses of the loan (where applicable) on any of its credit lines. This forecast takes into account debt financing plans, compliance with clauses and compliance with the internal goals of the statement of financial position quotient.

Contractual maturities of financial liabilities at December 31, 2022	Less than 1 year	1-2 years	2-3 years	More than 3 years	Total contractual cash flows	Carrying amount (assets)/ liabilities

Non-derivatives
Trade payables	74,621	—	—		74,621	74,621
Loans and Borrowings	39,053	36,093	20,979		96,125	78,671
Lease liabilities	1,470	883	373		2,726	2,433
Total non-derivatives	115,144	36,976	21,352	—	173,472	155,725

At December 31, 2021
Non-derivatives
Trade payables	53,951	—	—	—	53,951	53,951
Loans and Borrowings	53,285	55,378	41,421	17,130	167,214	146,594
Lease liabilities	1,288	1,365	900	333	3,886	3,344
Total non-derivatives	108,524	56,743	42,321	17,463	225,051	203,889
The excess cash held, in addition to the balance required for the management of current capital, is transferred to investments in bank accounts with interest, term deposits, short-term deposits and securities, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient margin as determined by the above-mentioned forecasts.
c)Capital management
The policy of the Group is to maintain a strong capital base to secure investor, creditor, and market confidence and also to sustain future development of the business. Management monitors the return on capital, as well as the dividend yield to ordinary shareholders.
In addition, the Group objectives to manage capital are to safeguard its ability to continue as a going concern to provide returns for shareholders and benefits for other stakeholders, to maintain an optimal capital structure to reduce the cost of capital, and to have resources available for optimistic opportunities.
In order to maintain or adjust the capital structure of the Group, management can make, or propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets.
The Group monitors capital based on the net cash / net debt.
The Group’s strategy is to keep a positive net cash.
Financial covenants
On December 31, 2022, the amount of contracts under financial covenants is R$37,494 (December 31, 2021—R$78,796). The Group has complied with these contract conditions as of December 31, 2022, see note 14.
Eventual failure of the Group to comply with such covenants may be considered as breach of contract and, as a result, considered for early settlement of related obligations.
d)Recognized fair value measurements
Financial instruments are classified at fair value through profit or loss, when this classification significantly reduces a possible measurement or recognition inconsistency (sometimes referred to as “accounting mismatch”) that would occur due to the measurement of assets or liabilities or the recognition of their gains and losses on different bases. Gains/losses on financial instruments that are measured at fair value through profit or loss are recognized as financial income or expense in the profit or loss for the period.
The Group measures financial instruments such as certain financial liabilities and derivatives at fair value at each balance sheet date.
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price, these instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.
Specific valuation techniques used to value financial instruments include:
•Swap: These operations swap cash flow based on the comparison of profitability between two indexers. Thus, the agent assumes both positions – put in one indexer and call on another.
•Derivatives warrants liabilities: the warrant liabilities issued by Semantix, as part of the capital reorganization, contain features that qualify as embedded derivatives. The fair value of Public Warrants and Private Warrants have been measured based on the listed market price of such warrants.
•Contingent consideration: Fair value of the contingent consideration liability related to acquisitions is estimated by applying the income approach and discounting the expected future payments to selling shareholders under the terms of the purchase and sale agreements.
All of the resulting fair value estimates are included in level 2, where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk.
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2022
Financial Liabilities	Level 1	Level 2	Level 3

Derivative warrants liabilities (i)	2,886	—	—
Contingent consideration from acquisition of Zetta	—	—	3,248
Hedging instruments	—	3,526	—
	2021
Financial Liabilities	Level 1	Level 2	Level 3

Derivatives financial instruments	—	1,308	—
As of December 31, 2022 the total contingent consideration liability is reported at fair value and is dependent on the profitability of the acquired businesses. The total contingent consideration is classified within Level 3 of the fair value hierarchy. The contingent consideration liability represents the maximum amount payable under the purchase and sale agreements discounted using a weighted average rate of 15.14% p.a. Change in the discount rate by 100 bps would increase/decrease the fair value by R$492. The change in the fair value in the contingent consideration between the acquisition date and December 31, 2022 was not material.
There were no transfers between levels 1 and 2 for recurring fair value measurements during the year.
Transfers into and out of fair value hierarchy levels are analyzed at the end of each consolidated financial statement. As of December 31, 2022, the Group had no transfers between Level 2 and Level 3.
The Group’s policy is to recognize transfers into and out of fair value hierarchy levels as at the end of the reporting period.